INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	[1]	Dec. 31, 2020
INTANGIBLE ASSETS, NET [Abstract]
Estimated aggregate amortization of intangible assets - 2023	$ 5,187
Estimated aggregate amortization of intangible assets - 2024	4,328
Estimated aggregate amortization of intangible assets - 2025	2,775
Estimated aggregate amortization of intangible assets - 2026	251
Estimated aggregate amortization of intangible assets - 2027	79
Intangible asset impairment loss	$ 0	$ 0		$ 3,661

[1]	Due to the decline in the results of Road Track in the first half of 2020 and the expectation of management for further potential decrease in Road Track anticipated performance, the Company performed on June 30, 2020, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the Company recorded an impairment charge further described below: